INVESTMENT IN ASSOCIATES AND JOINT VENTURES - Balance Sheet Impact of Investments (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure Of Associates And Joint Ventures [Line Items]
Total assets	$ 100,892	$ 100,784
Total liabilities	(70,783)	(66,768)
Associates and Joint Ventures
Disclosure Of Associates And Joint Ventures [Line Items]
Total assets	100,237	96,472
Total liabilities	(60,013)	(55,764)
Net assets	$ 40,224	$ 40,708